Loans Payable (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Schedule of outstanding debt with detachable warrants
Original Principal		$ 9,548	$ 7,184
Additional Principal		257	197
Total Principal		$ 9,805	$ 7,381
Warrants		1,062,157	856,637
Debt discount		$ (1,893)	$ (1,916)
Total convertible promissory notes		$ 7,912	$ 5,465
8/17/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Aug. 17, 2016	Aug. 17, 2016
Original Principal		$ 3,000	$ 3,000
Additional Principal		11
Total Principal		$ 3,011	$ 3,000
Maturity Date		Aug. 17, 2019	Aug. 17, 2019
Warrants		588,237	588,237
Convertible debt interest rate, description		8.0% interest [1]	8.0% interest
Debt Type		Term Loan
6/29/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 29, 2016	Jun. 29, 2016
Original Principal		$ 50	$ 50
Additional Principal		2	2
Total Principal		$ 52	$ 52
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		2,977	2,977
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
6/13/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 13, 2016	Jun. 13, 2016
Original Principal		$ 200	$ 200
Additional Principal		21	19
Total Principal		$ 221	$ 219
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		11,905	11,905
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
6/13/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 13, 2016	Jun. 13, 2016
Original Principal		$ 250	$ 250
Additional Principal		17	14
Total Principal		$ 267	$ 264
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		14,881	14,881
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
5/3/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		May 03, 2016	May 03, 2016
Original Principal		$ 500	$ 500
Additional Principal		22	17
Total Principal		$ 522	$ 517
Maturity Date		Aug. 24, 2019	Apr. 04, 2019
Warrants		29,762	29,762
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
12/28/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015	Dec. 28, 2015
Original Principal		$ 150	$ 150
Additional Principal		8	6
Total Principal		$ 158	$ 156
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		8,929	8,929
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
12/28/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015	Dec. 28, 2015
Original Principal		$ 500	$ 500
Additional Principal		25	20
Total Principal		$ 525	$ 520
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		29,762	29,762
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
12/28/2015 [Member
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015	Dec. 28, 2015
Original Principal		$ 600	$ 600
Additional Principal		30	24
Total Principal		$ 630	$ 624
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		35,715	35,715
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
10/26/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 26, 2015	Oct. 26, 2015
Original Principal		$ 300	$ 300
Additional Principal		16	13
Total Principal		$ 316	$ 313
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		17,858	17,858
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
10/15/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 15, 2015	Oct. 15, 2015
Original Principal		$ 150	$ 150
Additional Principal		8	7
Total Principal		$ 158	$ 157
Maturity Date		Aug. 24, 2019	Apr. 04, 2019
Warrants		8,929	8,929
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
10/15/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 15, 2015	Oct. 15, 2015
Original Principal		$ 500	$ 500
Additional Principal		28	23
Total Principal		$ 528	$ 523
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		29,762	29,762
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015	Jun. 23, 2015
Original Principal		$ 400	$ 400
Additional Principal		25	21
Total Principal		$ 425	$ 421
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		21,334	21,334
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[2]
Debt Type		Convertible Promissory Note
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015	Jun. 23, 2015
Original Principal		$ 119	$ 119
Additional Principal		37	31
Total Principal		$ 156	$ 150
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		31,176	31,176
Convertible debt interest rate, description	[2]	Refinanced May 20, 2015 debt, 14% interest	Refinanced May 20, 2015 debt, 14% interest
Debt Type		Convertible Promissory Note
5/20/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		May 20, 2015	May 20, 2015
Original Principal		$ 465	$ 465
Additional Principal
Total Principal		$ 465	$ 465
Maturity Date		Aug. 24, 2019	Apr. 10, 2019
Warrants		25,410	25,410
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% cash interest
Debt Type		Convertible Promissory Note
6/30/2018 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 30, 2018
Original Principal		$ 264
Additional Principal
Total Principal		$ 264
Maturity Date		Jun. 30, 2021
Warrants
Convertible debt interest rate, description	[3]	0.0% interest
Debt Type		Secured Disbursed Escrow Promissory Note
4/27/2018 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Apr. 27, 2018
Original Principal		$ 1,100
Additional Principal		4
Total Principal		$ 1,104
Maturity Date		Jan. 16, 2019
Warrants		143,791
Convertible debt interest rate, description	[1]	8.0% interest
Debt Type		Revolving Loan
1/16/2018 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jan. 16, 2018
Original Principal		$ 1,000
Additional Principal		3
Total Principal		$ 1,003
Maturity Date		Jan. 16, 2019
Warrants		61,729
Convertible debt interest rate, description	[1]	8.0% interest
Debt Type		Revolving Loan

[1]	8.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding PIK interest); 8.0% cash, 2.0% PIK when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)
[2]	12.0% cash, 2.0% added to principal
[3]	0.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding paid-in-kind (''PIK'') interest); 8.0% cash, when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest)